SCHEDULE OF BANK LOANS REPAYMENT (Details)	Jun. 30, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 1,950,160
2024	3,200,187
2025	388,082
2026	413,984
2027	441,618
2028	471,065
2029	19,438
Total	$ 6,884,534